Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2014
Earnings Per Share
Earnings per share
Year ended December 31,	2014	2013	2012
(Dollars and shares in thousands, except earnings per share)
Net income (loss) attributable to U.S. Cellular shareholders	$(42,812)	$140,038	$111,006

Weighted average number of shares used in basic earnings (loss) per share	84,213	83,968	84,645
Effect of dilutive securities:
Stock options (1)	-	211	184
Restricted stock units (1)	-	551	401

Weighted average number of shares used in diluted earnings (loss) per share	84,213	84,730	85,230

Basic earnings (loss) per share attributable to U.S. Cellular shareholders	$(0.51)	$1.67	$1.31

Diluted earnings (loss) per share attributable to U.S. Cellular shareholders	$(0.51)	$1.65	$1.30

(1) There were no effects of dilutive securities for the year ended December 31, 2014 due to the net loss for the year.

Summary of antidilutive shares
Year Ended December 31,	2014	2013	2012
(Shares in thousands)
Stock options	3,279	2,010	2,123

Restricted stock units	1,186	190	369